Trade and Other Receivables - Summary of Aging Analysis of Trade Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Trade receivables	₩ 3,192,538	₩ 2,935,552
Gross carrying amount [member] | Neither past due nor impaired [member]
Disclosure of financial assets [line items]
Trade receivables	2,661,406	2,377,637
Gross carrying amount [member] | Past due and impaired [member]
Disclosure of financial assets [line items]
Trade receivables	970,559	1,028,786
Gross carrying amount [member] | Past due and impaired [member] | Up to 6 months [member]
Disclosure of financial assets [line items]
Trade receivables	701,032	685,288
Gross carrying amount [member] | Past due and impaired [member] | 6 months to 12 months [member]
Disclosure of financial assets [line items]
Trade receivables	70,190	87,547
Gross carrying amount [member] | Past due and impaired [member] | Over 12 months [member]
Disclosure of financial assets [line items]
Trade receivables	199,337	255,951
Allowance for doubtful accounts [member]
Disclosure of financial assets [line items]
Trade receivables	₩ (439,427)	₩ (470,871)